SIGNIFICANT ACCOUNTING POLICIES - Kyndryl's Spin-off (Details)		12 Months Ended
	Nov. 03, 2021 shares	Dec. 31, 2021 customer country
Percentage of common stock transferred on spin off	80.10%
Number of shares issued per share on spin off | shares	0.2
IBM
Ownership percentage retained	19.90%
Minimum
Number of customers | customer		4,000
Number of countries | country		100